Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Interest, Dividend and Fee Income
Loans	$ 9,501	$ 10,121	$ 9,745	$ 19,622	$ 19,577
Securities (Note 2)	3,978	4,120	3,716	8,098	7,155
Securities borrowed or purchased under resale agreements	1,448	1,565	1,672	3,013	3,229
Deposits with banks	727	817	1,031	1,544	2,057
Interest, Dividend and Fee Income	15,654	16,623	16,164	32,277	32,018
Interest Expense
Deposits	7,268	8,124	8,454	15,392	16,838
Securities sold but not yet purchased and securities lent or sold under repurchase agreements	2,374	2,189	2,282	4,563	4,158
Subordinated debt	115	111	111	226	222
Other liabilities	800	801	802	1,601	1,564
Interest Expense	10,557	11,225	11,649	21,782	22,782
Net Interest Income	5,097	5,398	4,515	10,495	9,236
Non-Interest Revenue
Securities commissions and fees	275	288	271	563	540
Deposit and payment service charges	456	442	398	898	794
Trading revenues	819	802	599	1,621	1,059
Lending fees	324	362	388	686	773
Card fees	201	219	212	420	426
Investment management and custodial fees	556	574	501	1,130	984
Mutual fund revenues	353	363	323	716	638
Underwriting and advisory fees	415	380	371	795	715
Securities gains, other than trading (Note 2)	66	58	81	124	94
Foreign exchange gains, other than trading	62	76	65	138	129
Insurance service results (Note 5)	123	91	99	214	198
Insurance investment results (Notes 2 and 5)	(4)	60	25	56	16
Share of profit (loss) in associates and joint ventures	(2)	49	67	47	105
Other revenues (losses)	(62)	104	59	42	(61)
Non-Interest Revenue	3,582	3,868	3,459	7,450	6,410
Total Revenue	8,679	9,266	7,974	17,945	15,646
Provision for Credit Losses (Note 3)	1,054	1,011	705	2,065	1,332
Non-Interest Expense
Employee compensation	2,850	3,235	2,619	6,085	5,489
Premises and equipment	1,086	1,086	1,032	2,172	2,008
Amortization of intangible assets	296	288	276	584	555
Advertising and business development	210	174	202	384	393
Communications	95	86	100	181	201
Professional fees	141	146	132	287	270
Association, clearing and annual regulator fees	85	76	72	161	141
Other	256	336	411	592	1,176
Non-Interest Expense	5,019	5,427	4,844	10,446	10,233
Income Before Provision for Income Taxes	2,606	2,828	2,425	5,434	4,081
Provision for income taxes (Note 11)	644	690	559	1,334	923
Net Income	1,962	2,138	1,866	4,100	3,158
Attributable to:
Bank shareholders	1,960	2,134	1,862	4,094	3,152
Non-controlling interest in subsidiaries	2	4	4	6	6
Net Income	$ 1,962	$ 2,138	$ 1,866	$ 4,100	$ 3,158
Earnings Per Common Share (Canadian $) (Note 10)
Basic	$ 2.51	$ 2.84	$ 2.36	$ 5.34	$ 4.09
Diluted	2.5	2.83	2.36	5.34	4.08
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 10)
Dividends per common share	$ 1.59	$ 1.59	$ 1.51	$ 3.18	$ 3.02